intangible assets and goodwill - Business acquisitions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	May 01, 2025
Customer contracts and related customer relationships | Minimum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Customer contracts and related customer relationships | Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Other intangible assets | Minimum
Acquisition effected by way of:
Useful life of intangible assets	5 years
Other intangible assets | Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Combined acquisitions
Current assets
Cash	$ 10
Accounts receivable	67
Other	10
Total current assets	87
Non-current assets
Intangible assets subject to amortization	390
Other	2
Total non-current assets	445
Total identifiable assets acquired	532
Current liabilities
Accounts payable and accrued liabilities	74
Income and other taxes payable	11
Advance billings and customer deposits	23
Current maturities of long-term debt	121
Total current liabilities	229
Non-current liabilities
Long-term debt	30
Deferred income taxes	39
Total non-current liabilities	69
Total liabilities assumed	298
Net identifiable assets acquired	234
Goodwill	414
Net assets acquired	648
Acquisition effected by way of:
Cash consideration	541
Provisions	77
Re-measured pre-acquisition interest at acquisition-date fair value	11
Pre-existing relationship effectively settled	9
Bargain purchase gain	10
Consideration for acquisition	648
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	20
Combined acquisitions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	33
Workplace Options
Business acquisition
Ownership interest in businesses acquired (as a percentage)			100.00%
Current assets
Cash	3
Accounts receivable	32
Other	4
Total current assets	39
Non-current assets
Intangible assets subject to amortization	330
Other	2
Total non-current assets	360
Total identifiable assets acquired	399
Current liabilities
Accounts payable and accrued liabilities	46
Income and other taxes payable	10
Advance billings and customer deposits	23
Current maturities of long-term debt	96
Total current liabilities	175
Non-current liabilities
Long-term debt	21
Deferred income taxes	27
Total non-current liabilities	48
Total liabilities assumed	223
Net identifiable assets acquired	176
Goodwill	290
Net assets acquired	466
Acquisition effected by way of:
Cash consideration	453
Provisions	13
Consideration for acquisition	466
Purchase consideration in the form of shares issued	280	$ 200
Workplace Options | Owned assets
Non-current assets
Property, plant and equipment	9
Workplace Options | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 19
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%	100.00%
Current assets
Cash	$ 7
Accounts receivable	35
Other	6
Total current assets	48
Non-current assets
Intangible assets subject to amortization	60
Total non-current assets	85
Total identifiable assets acquired	133
Current liabilities
Accounts payable and accrued liabilities	28
Income and other taxes payable	1
Current maturities of long-term debt	25
Total current liabilities	54
Non-current liabilities
Long-term debt	9
Deferred income taxes	12
Total non-current liabilities	21
Total liabilities assumed	75
Net identifiable assets acquired	58
Goodwill	124
Net assets acquired	182
Acquisition effected by way of:
Cash consideration	88
Provisions	64
Re-measured pre-acquisition interest at acquisition-date fair value	11
Pre-existing relationship effectively settled	9
Bargain purchase gain	10
Consideration for acquisition	182
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	11
Individually immaterial transactions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 14